Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Balance at Beginning	¥ 10,639,931	¥ 8,461,637	¥ 6,151,453
Other comprehensive income, net of tax
Foreign currency translation differences	(152,542)	(608,427)	78,775
Fair value changes on financial assets at Fair value through other comprehensive income	(1,812)	(39)	40
Share premium from issuance of ordinary shares		2,697,674	192,082
Share premium from issuance of ordinary shares upon initial public offering			2,007,028
Share-based payments -Value of employee services	25,409	89,652	76,364
Recognition of redemption liability to acquire non-controlling interests (Note 35)			(44,105)
exercise of shares under Share option Scheme	2,345
- Vesting of shares under Restricted Share Unit Scheme	(700)	(566)
Balance at Ending	10,512,631	10,639,931	8,461,637
Recapitalization reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	1,200,000	1,200,000	1,200,000
Other comprehensive income, net of tax
Balance at Ending	1,200,000	1,200,000	1,200,000
Share premium
Disclosure of reserves within equity [line items]
Balance at Beginning	9,627,159	6,929,485	4,730,375
Other comprehensive income, net of tax
Share premium from issuance of ordinary shares		2,697,674	192,082
Share premium from issuance of ordinary shares upon initial public offering			2,007,028
Balance at Ending	9,627,159	9,627,159	6,929,485
Share-based compensation reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	173,577	84,491	8,127
Other comprehensive income, net of tax
Share-based payments -Value of employee services	25,409	89,652	76,364
exercise of shares under Share option Scheme	2,345
- Vesting of shares under Restricted Share Unit Scheme	(700)	(566)
Balance at Ending	200,631	173,577	84,491
Foreign currency translation differences
Disclosure of reserves within equity [line items]
Balance at Beginning	(133,132)	475,295	396,520
Other comprehensive income, net of tax
Foreign currency translation differences	(152,542)	(608,427)	78,775
Balance at Ending	(285,674)	(133,132)	475,295
Others
Disclosure of reserves within equity [line items]
Balance at Beginning	(227,673)	(227,634)	(183,569)
Other comprehensive income, net of tax
Fair value changes on financial assets at Fair value through other comprehensive income	(1,812)	(39)	40
Recognition of redemption liability to acquire non-controlling interests (Note 35)			(44,105)
Balance at Ending	¥ (229,485)	¥ (227,673)	¥ (227,634)